UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Real Estate Income ETF

(RINC)

ANNUAL REPORT

DECEMBER 31, 2023

AXS Real Estate Income ETF

A series of Investment Managers Series Trust II

Table of Contents

Shareholder Letter	1
Fund Performance	2
Schedule of Investments	3
Statement of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	21
Supplemental Information	22
Expense Example	29

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Real Estate Income ETF. This report is not authorized for distribution to prospective investors in the AXS Real Estate Income ETF unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

Dear Shareholders,

We write this annual shareholder letter for the AXS Real Estate Income ETF (“RINC” or “the Fund”) as of fiscal year end on December 31, 2023. The Fund launched on August 25, 2023 after conversion from the former High Yield ETF (“HYLD”).

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in RINC. The Fund seeks to track the performance, before fees and expenses, of The Gapstow Real Estate Income Total Return Index (the “Index”) whose Bloomberg ticker is GREI. The rules-based index was developed to provide yield and capital gains from a group of 25 to 30 companies across the mortgage real estate income trust (“REIT”) universe. The Index allocates 50% to commercial REITs, 25% to agency REITs and 25% to non-agency REITs. Unlike some of its competitors who allocate their holdings by market capitalization, RINC essentially weights each of its holdings equally.

The Fund had positive performance during the fiscal period ending on December 31, 2023. The NAV for RINC increased 4.32% while the Index increased 8.39%. The largest contributors for the fiscal year were Claros Mortgage Trust, Pennymac Mortgage Trust and Apollo Commercial Real Estate Trust while the largest detractors were TPG RE Finance Trust, Chimera Investment Corp. and Armour Resitential REIT.

We appreciate your investment in RINC.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses and sales charges. The views in this letter were as of December 31, 2023 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

Faithfully yours,

Parker B. Binion

Head of Investments, AXS Investments LLC

Fund holdings and/or sector allocations are subject to change. Please see the Schedule of Investments for information on current holdings. Past performance does not guarantee future results. ETFs involve risk including possible loss of principal. There is no assurance that the Fund will achieve its investment objective.

1

AXS Real Estate Income ETF

ETF PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $10,000 investment in the ETF, made at its inception, with a similar investment in the Gapstow Real Estate Income Total Return Index. Results include the reinvestment of all dividends and capital gains.

The Gapstow Real Estate Income Total Return Index consists of common stocks of U.S. publicly traded real estate investment trusts (REITs) that focus on owning commercial and residential mortgages and mortgage-backed securities. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Average Total Returns as of December 31, 2023	1 Month (Actual)	3 Months (Actual)	Since Inception (Cumulative)	Inception Date
AXS Real Estate Income ETF (Net Asset Value)	7.29%	9.77%	4.32%	8/25/23
AXS Real Estate Income ETF (Market Price)	7.52%	9.87%	5.33%	8/25/23
Gapstow Real Estate Income Total Return Index	7.35%	9.88%	8.39%	8/25/23

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (866) 984-2510.

The ETF’s shares are listed on an exchange. The price of the ETF’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

The expense ratio was 0.89% which was stated in the current prospectus dated October 31, 2023. For the ETF’s current one year expense ratios, please refer to the Financial Highlights section of this report. The ETF’s investment advisor has contractually agreed to waive a portion of its management fee for a period of two years from the date of the reorganization of the High Yield ETF into the ETF in an amount equal to 0.36% on ETF assets up to $500 million and 0.55% on ETF assets greater than $500 million. This arrangement may be terminated before the conclusion of the two-year term only by the Board of Trustees.

Returns reflect the reinvestment of distributions made by the ETF, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on ETF distributions or the redemption of ETF shares.

2

AXS Real Estate Income ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 97.6%
	DIVERSIFIED FINANCIAL SERVICES — 0.0%
4,080	Voyager Aviation Holdings LLC*,1	$—

	REITS — 97.6%
253,605	AGNC Investment Corp.	2,487,865
123,999	Annaly Capital Management, Inc.	2,401,861
204,270	Apollo Commercial Real Estate Finance, Inc.	2,398,130
160,649	Arbor Realty Trust, Inc.	2,438,652
231,264	Ares Commercial Real Estate Corp.	2,395,895
130,490	ARMOUR Residential REIT, Inc.	2,521,067
110,209	Blackstone Mortgage Trust, Inc. - Class A	2,344,145
332,559	BrightSpire Capital, Inc.	2,474,239
497,496	Chimera Investment Corp.	2,482,505
174,265	Claros Mortgage Trust, Inc.	2,375,232
196,151	Dynex Capital, Inc.	2,455,811
192,479	Ellington Financial, Inc.	2,446,408
174,882	Franklin BSP Realty Trust, Inc.	2,362,656
183,191	KKR Real Estate Finance Trust, Inc.	2,423,617
215,322	Ladder Capital Corp.	2,478,356
214,386	MFA Financial, Inc.	2,416,130
284,775	New York Mortgage Trust, Inc.	2,429,131
162,448	PennyMac Mortgage Investment Trust	2,428,598
229,542	Ready Capital Corp.	2,352,805
327,265	Redwood Trust, Inc.	2,425,034
227,009	Rithm Capital Corp.	2,424,456
113,609	Starwood Property Trust, Inc.	2,388,061
390,440	TPG RE Finance Trust, Inc.	2,537,860
174,882	Two Harbors Investment Corp.	2,436,106
		58,324,620

	RETAIL — 0.0%
19,290	Party City Holdings, Inc.*,1,2	—
	TOTAL COMMON STOCKS
	(Cost $58,429,458)	58,324,620

Principal Amount
CORPORATE BONDS — 0.0%
MISCELLANEOUS MANUFACTURING — 0.0%
$924	Anagram International, Inc. / Anagram Holdings LLC 10.000%, 8/15/2026	18

3

AXS Real Estate Income ETF

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Principal Amount		Value
	CORPORATE BONDS (Continued)
	OIL & GAS — 0.0%
	Mesquite Energy, Inc.
$1,902,000	7.250%, 2/15/2023[1,3,4,5]	$9,510
	TOTAL CORPORATE BONDS
	(Cost $1,888,790)	9,528

Number of Shares
	UNITS — 0.0%
	DIVERSIFIED FINANCIAL SERVICES — 0.0%
24,482	Voyager Aviation Holdings LLC*,1	—
	TOTAL UNITS
	(Cost $612,025)	—

	TOTAL INVESTMENTS — 97.6%
	(Cost $60,930,273)	58,334,148

	Other Assets in Excess of Liabilities — 2.4%	1,449,439
	TOTAL NET ASSETS — 100.0%	$59,783,587

LLC – Limited Liability Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.02% of total net assets. The total value of these securities is $9,510.
[2]	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. The total value of these securities is $0, which represents 0.00% of net assets. See additional details below:

Security	Date of Purchase	Cost
Party City Holdings, Inc.	9/2/2020	$1,860

[3]	Callable.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,510, which represents 0.02% of total net assets of the Fund.
[5]	Security is in default.

See accompanying Notes to Financial Statements.

4

AXS Real Estate Income ETF

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Industry	Percent of Total Net Assets
Common Stocks
REITS	97.6%
Retail	0.0%
Diversified Financial Services	0.0%
Total Common Stocks	97.6%
Corporate Bonds
Miscellaneous Manufacturing	0.0%
Oil & Gas	0.0%
Total Corporate Bonds	0.0%
Units
Diversified Financial Services	0.0%
Total Units	0.0%
Total Investments	97.6%
Other Assets in Excess of Liabilities	2.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

AXS Real Estate Income ETF

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2023

Assets:
Investments, at value (Cost $60,930,273)	$58,334,148
Cash	314,781
Receivables:
Investment securities sold	2,295,744
Dividends	1,213,854
Total assets	62,158,527

Liabilities:
Payables:
Investment securities purchased	2,340,833
Advisory fees	34,107
Total liabilities	2,374,940

Net Assets	$59,783,587

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$273,004,632
Total distributable earnings (accumulated deficit)	(213,221,045)
Net Assets	$59,783,587

Shares of beneficial interest issued and outstanding	2,320,000
Net asset value per share	$25.77

See accompanying Notes to Financial Statements.

6

AXS Real Estate Income ETF

STATEMENTS OF OPERATIONS

	For the Period Ended December 31, 2023*	For the Year Ended June 30, 2023
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $5,632, respectively)	$2,414,141	$515,360
Interest	861,513	6,336,321
Total investment income	3,275,654	6,851,681

Expenses:
Advisory fees	449,597	1,152,662
Interest expense	246	-
Total expenses	449,843	1,152,662
Advisory fees recovered (waived)	(99,977)	(138,325)
Net expenses	349,866	1,014,337
Net investment income (loss)	2,925,788	5,837,344

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(7,485,396)	(9,609,529)
Investments in-kind	(2,225,626)	(377,025)
Total net realized gain (loss)	(9,711,022)	(9,986,554)
Net change in unrealized appreciation/(depreciation) on: Investments	9,581,750	6,025,044
Net change in unrealized appreciation/depreciation	9,581,750	6,025,044
Net realized and unrealized gain (loss)	(129,272)	(3,961,510)

Net Increase (Decrease) in Net Assets from Operations	$2,796,516	$1,875,834

*	Fiscal year end changed to December 31, effective July 1, 2023.

See accompanying Notes to Financial Statements.

7

AXS Real Estate Income ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended December 31, 2023*	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,925,788	$5,837,344	$6,730,792
Net realized gain (loss) on investments	(9,711,022)	(9,986,554)	(1,756,377)
Net change in unrealized appreciation/depreciation on investments	9,581,750	6,025,044	(16,568,821)
Net increase (decrease) in net assets resulting from operations	2,796,516	1,875,834	(11,594,406)

Distributions to Shareholders:
Distributions	(2,913,521)	(6,171,936)	(6,838,258)
Return of capital	(313,479)	(887,314)	(1,019,992)
	(3,227,000)	(7,059,250)	(7,858,250)
Capital Transactions:
Net proceeds from shares sold	-	20,399,167	4,810,371
Cost of shares redeemed	(40,107,655)	(3,734,408)	(27,890,441)
Transaction fees (Note 2c)	12,879	-	-
Net increase (decrease) in net assets from capital share transactions	(40,094,776)	16,664,759	(23,080,070)

Total increase (decrease) in net assets	(40,525,260)	11,481,343	(42,532,726)

Net Assets:
Beginning of period	100,308,847	88,827,504	131,360,230
End of period	$59,783,587	$100,308,847	$88,827,504

Capital Share Transactions:
Shares sold	-	765,000	150,000
Shares redeemed	(1,580,000)	(140,000)	(925,000)
Net increase (decrease) in capital share transactions	(1,580,000)	625,000	(775,000)

^	With the Plan of Reorganization with respect to the AXS Real Estate Income ETF (formerly, High Yield ETF), shareholders received shares of the AXS Real Estate Income ETF effective as of the close of business on August 25, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to December 31, effective July 1, 2023.

See accompanying Notes to Financial Statements.

8

AXS Real Estate Income ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the		For the Year Ended June 30,
	Period Ended
	December 31, 2023*		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.72		$27.12	$32.43	$29.42	$34.58	$36.72
Income from Investment Operations:
Net investment income (loss)[1]	1.02		1.69	1.73	1.65	2.17	2.66
Net realized and unrealized gain (loss) on investments	0.20		(1.05)	(5.00)	3.66	(4.92)	(2.16)
Total from investment operations	1.22		0.64	(3.27)	5.31	(2.75)	0.50

Less Distributions:
From net investment income	(1.06)		(1.78)	(1.78)	(1.72)	(2.27)	(2.64)
From return of capital	(0.11)		(0.26)	(0.26)	(0.58)	(0.14)	-
Total distributions	(1.17)		(2.04)	(2.04)	(2.30)	(2.41)	(2.64)

Capital Share Transactions:
Transaction fees (Note 2c)[1]	-	[2]	-	-	-	-	-

Net asset value, end of period	$25.77		$25.72	$27.12	$32.43	$29.42	$34.58

Total return[3,4]	5.12%	[5]	2.40%	(10.63)%	18.58%	(8.27)%	1.47%
Total return at market price[3,6]	5.99%	[5]	2.75%	(11.81)%	19.23%	(7.68)%	1.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,784		$100,309	$88,828	$131,360	$98,542	$141,785

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.25%	[7,8]	1.25%	1.25%	1.25%	1.25%	1.25% [9]
After fees waived and expenses absorbed/recovered	0.97%	[7,8]	1.10%	1.25%	1.25%	1.25%	1.25% [9]

Ratio of net investment income (loss) to average net assets
Before fees waived and expenses absorbed/recovered	7.86%	[7]	6.18%	5.58%	5.23%	6.67%	7.51%
After fees waived and expenses absorbed/recovered	8.14%	[7]	6.33%	5.58%	5.23%	6.67%	7.51%

Portfolio turnover rate[10]	118%	[5]	31%	42%	90%	101%	74%

^	With the Plan of Reorganization with respect to the AXS Real Estate Income ETF (formerly, High Yield ETF), shareholders received shares of the AXS Real Estate Income ETF effective as of the close of business on August 25, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to December 31, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on NYSE Arca.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratio would have remained unchanged for the period ended December 31, 2023.
[9]	Effective July 1, 2018, the Fund changed its expenses to a unitary fee and prior waivers and reimbursements were discontinued.
[10]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

9

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

Note 1 – Organization

AXS Real Estate Income ETF (the “Fund”) is a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a passively managed exchange-traded fund (“ETF”).

The Fund’s primary investment objective seeks to track the performance, before fees and expenses, of the Gapstow Real Estate Income Index. The Fund is classified as a non-diversified fund.

The Fund commenced investment operations on August 28, 2023. Prior to that date, the Fund acquired the assets and assumed the liabilities of the High Yield ETF (the “Fund’s Predecessor Fund”), a series of Exchange Listed Funds Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on March 7, 2023, by the Exchange Listed Funds Trust on February 15, 2023, and by beneficial owners of the Fund’s Predecessor Fund on August 18, 2023. The tax-free reorganization was accomplished on August 25, 2023. As a result of the reorganization, the Fund assumed the accounting history of the Fund’s Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Fund’s Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund’s Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
2,980,000	$76,733,279

The net unrealized depreciation of investments transferred was $2,517,423 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

10

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Real Estate Investment Trusts (“REITs”)

The Fund has made certain investments in REITS which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

(d) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

11

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $200 regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $200 regardless of the number of Creation Units redeemed in the transaction.

12

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

(e) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2023, and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

13

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly unitary management fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for the services it provides to the Fund. The Advisor also has agreed to pay all expenses of the Fund except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Advisor has contractually agreed for a period of two years from the date of the reorganization to waive its fees by 0.36% on Fund assets up to $500 million and 0.55% on Fund assets greater than $500 million. This arrangement may be terminated before the conclusion of the two-year term only by the Board of Trustees. The Advisor will not seek recoupment from the Fund of any amounts waived under the fee waiver agreement.

For the period August 26, 2023 through December 31, 2023, the Advisor earned $273,958 and waived advisory fees totaling $78,900.

Prior to the close of business on August 25, 2023, investment advisory services were provided to the Fund’s Predecessor Fund by Exchange Traded Concepts, LLC (“ETC”), which received investment management fees for its services pursuant to the terms of the investment advisory agreement for the Fund’s Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s Predecessor Fund average daily net assets. The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.15% on assets up to $250 million, 0.25% on the next $250 million, and 0.30% on assets greater than $500 million through October 31, 2023. For the period July 1, 2023 through August 25, 2023, ETC earned $175,639 and waived advisory fees totaling $21,077.

Brown Brothers Harriman & Co. serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

Prior to the close of business on August 25, 2023, the Bank of New York Mellon (“BNY Mellon”) served as the Fund’s administrator, fund accountant, transfer agent and custodian for the Fund’s Predecessor Fund.

ALPS Distributors, Inc. serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on August 25, 2023, Foreside Fund Services, LLC served as the distributor for the Fund’s Predecessor Fund.

14

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on August 25, 2023, ETC served as CCO for the Fund’s Predecessor Fund.

Note 4 – Federal Income Taxes

At December 31, 2023, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$61,100,445

Gross unrealized appreciation	$1,989,104
Gross unrealized depreciation	(4,755,401)

Net unrealized appreciation (depreciation) on investments	$(2,766,297)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Capital	Total Distributable Earnings (Accumulated Deficit)
$(2,179,109)	$2,179,209

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax distributable earnings	-

Accumulated capital and other losses	(210,454,748)

Net unrealized appreciation (depreciation) on investments	(2,766,297)
Total distributable earnings (accumulated deficit)	$(213,221,045)
15

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

The tax character of distributions paid during the periods ended December 31, 2023, June 30, 2023 and June 30, 2022 were as follows:

	December 31, 2023	June 30, 2023	June 30, 2022
Distributions paid from:
Ordinary income	$2,913,521	$6,171,936	$6,838,258
Net long-term capital gains	-	-	-
Return of capital	313,479	887,314	1,019,992
Total distributions paid	$3,227,000	$7,059,250	$7,858,250

At December 31, 2023, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$95,869,841
Long-term	114,584,907
Total	$210,454,748

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2023, were $82,781,125 and $82,694,709, respectively.

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended December 31, 2023, were as follows:

Purchases	Sales	Gain/(Loss)
$210,784	$36,904,546	$(2,225,626)

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

16

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock*	$58,324,620	$-	$0	$58,324,620
Corporate Bonds	-	18	9,510	9,528
Units	-	-	0	0
Total Investments	$58,324,620	$18	$9,510	$58,334,148

*	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
17

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance June 30, 2023	$9,510
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of December 31, 2023	$9,510

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2023:

	Fair Value December 31, 2023	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Common Stocks	$-	Market Approach	Estimated Recovery Proceeds	$0.00	$0.00	Increase
Corporate Bonds	9,510	Market Approach	Estimated Recovery Proceeds	9,510	N/A	Increase
Units	-	Market Approach	Estimated Recovery Proceeds	0.00	0.00	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
18

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Note 8 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 9 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

19

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Note 10 – Change in Independent Public Accountant

On July 20, 2022, the Audit Committee of the Board of Trustees of Investment Managers Series Trust II (the “Trust”) appointed Tait, Weller & Baker LLP (“Tait”) as the Fund’s independent registered public accounting firm upon the reorganization of the Predecessor Fund for the fiscal period ended December 31, 2023. Previously, Cohen & Company, Ltd. (“Cohen”) served as the independent registered public accounting firm to the Predecessor Fund.

Cohen’s report on the financial statements for the Predecessor Fund for fiscal years ended June 30, 2023 and June 30, 2022 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such fiscal years and the interim period of July 1, 2023 through August 22, 2023 (the “Interim Period”) there were no (i) disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Fund’s Predecessor Fund’s financial statements for such period, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the periods prior to June 30,2023 and the Interim Period, neither the Predecessor Fund nor anyone on behalf of the Predecessor Fund had consulted Tait on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Predecessor Fund financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Tait does not reflect any disagreements with Cohen or dissatisfaction by the Predecessor Fund, the Board, or the Audit Committee with the performance of Cohen.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AXS Real Estate Income ETF

and the Board of Trustees of Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AXS Real Estate Income ETF (the “Fund”), a series of Investment Managers Series Trust II (the “Trust”), including the schedule of investments as of December 31, 2023, the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of operations for the year ended June 30, 2023, and the statement of changes in net assets for each of the two years in the period ended June 30, 2023 and the financial highlights for each of the five years in the period ended June 30, 2023, were audited by other auditors, whose report dated August 22, 2023 expressed an unqualified opinion on such statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 29, 2024

21

AXS Real Estate Income ETF

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

For the year ended December 31, 2023, 3.88% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (866) 984-2510. The Trustees and officers of the Funds and its principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Independent Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Retired (April 2022 – present); Independent Consulting, financial services organizations (March 2021 – March 2022); Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – March 2021).	22	Monachil Credit Income Fund, a closed-end investment company.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008 – present). Director, Managed Accounts, Merrill Lynch (2007-2008).	22	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors, a family office (2001 – present).	22	General Finance Corporation.
John P. Zader [a] (born 1961) Trustee	Since September 2013	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Funds (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 - June 2014).	22	FPA Funds Trust, a registered investment company (includes 6 portfolios), Source Capital, Inc., a closed-end investment company.

22

AXS Real Estate Income ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Interested Trustees:
Terrance P. Gallagher a* (born 1958) Trustee and President	Since July 2019	President, Investment Managers Series Trust II (September 2013 – present); Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	22	Cliffwater Corporate Lending Fund, Agility Multi-Asset Income Fund, Corbin Multi-Strategy Fund, LLC, Aspiriant Risk-Managed Real Asset Fund, Aspiriant Risk-Managed Capital Appreciation Fund, AFA Multi-Manager Credit Fund, The Optima Dynamic Alternatives Fund, Infinity Core Alternative Fund, Infinity Long/Short Equity Fund, LLC, Keystone Private Income Fund, First Trust Alternative Opportunities Fund, Variant Alternative Income Fund, Variant Impact Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, and First Trust Real Assets Fund, each a closed-end investment company.
Joy Ausili b† (born 1966) Trustee, Vice President and Assistant Secretary	January 2023	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Vice President and Assistant Secretary (January 2016 – present), Investment Managers Series Trust II; Vice President and Secretary, Investment Managers Series Trust (March 2016 – present); Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	22	None.

23

AXS Real Estate Income ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since September 2013	Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 48 series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Fund’s investment advisor also serves as the investment advisor to the AXS Alternative Value Fund, AXS Adaptive Plus Fund, AXS Multi-Strategy Alternatives Fund, AXS Chesapeake Strategy Fund, AXS Market Neutral Fund, AXS Income Opportunities Fund, AXS Merger Fund, AXS Sustainable Fund, AXS Dynamic Opportunity Fund, AXS Tactical Income Fund, AXS FTSE Venture Capital Return Tracker Fund, AXS Astoria Inflation Sensitive ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, AXS First Priority CLO Bond ETF, AXS Green Alpha ETF, AXS Cannabis ETF, AXS 1.25X NVDA Bear Daily ETF, AXS 2X Innovation ETF, AXS TSLA Bear Daily ETF and AXS Short Innovation Daily ETF, which are offered in separate prospectus. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services.
e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Ms. Ausili is an “interested person” of the Trust by virtue of her position with Mutual Fund Administration, LLC.
*	Mr. Gallagher is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc.

Effective January 19, 2023, Eric M. Banhazl, who served as a Trustee of the Trust from September 2013 to January 19, 2023, is serving as a Trustee Emeritus of the Trust. As a Trustee Emeritus, Mr. Banhazl may attend the meetings of the Board of Trustees or any of its committees, but has no duties, powers or responsibilities with respect to the Trust.

24

AXS Real Estate Income ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Advisory Agreement and the Amended Advisory Agreement

At an in-person meeting held on July 19-20, 2022 (the “July 2022 Meeting”), the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) with respect to the AXS Real Estate Income ETF series of the Trust (the “Fund”) for an initial two-year term.

At an in-person meeting held on April 19, 2023 (the “April 2023 Meeting”), the Board, including the Independent Trustees, reviewed and unanimously approved an amended and restated investment advisory agreement (the “Amended Advisory Agreement”) between the Trust and the Advisor with respect to the Fund for an initial two-year term. In approving the Advisory Agreement and the Amended Advisory Agreement, the Board, including the Independent Trustees, determined that each such approval was in the best interests of the Fund and its shareholders.

Advisory Agreement

Background

In advance of the July 2022 Meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; information regarding the performance of the High Yield ETF (the “Predecessor Fund”), which would be reorganizing into the Fund (the “Reorganization”), for the one-, three-, five-, and ten-year periods ended May 31, 2022; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed unitary management fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Real Estate category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the Predecessor Fund’s total return for the one-year period was above the Bloomberg U.S. Corporate High Yield Index return, but lower than the Peer Group and Fund Universe median returns by 2.42% and 7.96%, respectively; the annualized total return for the five-year period was lower than the Peer Group median return by 0.28%, the Bloomberg Index return by 1.26%, and the Fund Universe median return by 4.25%; the annualized total return for the three-year period was below the Bloomberg Index return and the Peer Group and Fund Universe median returns by 2.43%, 2.91%, and 6.18%, respectively; and the annualized total return for the ten-year period was lower than the Bloomberg Index return and the Peer Group and Fund Universe median returns by 3.04%, 4.58% and 5.44%, respectively. The Trustees considered that the Predecessor Fund was managed by a different advisor utilizing a high yield corporate bond strategy, and that the Advisor would manage the Fund utilizing a new real estate investment trust strategy that is designed to track the performance of the Gapstow Real Estate Income Index (the “Gapstow Index”).

25

AXS Real Estate Income ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Advisor as the investment advisor for other series of the Trust, and considered the services to be provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed unitary management fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed unitary management fee of 1.25% was the same as the advisory fee for the Predecessor Fund, but was higher than the Peer Group and Fund Universe medians by 0.48% and 0.85%, respectively. The Board considered that because of its unitary fee structure, the Fund would pay the Advisor a fee, and the Advisor would pay all expenses incurred by the Fund except for the advisory fee and certain other expenses. The Trustees considered that the Advisor had agreed to the following advisory fee reductions for a two-year period after the date of the reorganization: (i) 0.15% on $0-250 million in assets under management, (ii) 0.25% on $250-500 million in assets under management, and (iii) 0.30% on assets under management of greater than $500 million. The Trustees observed that based on the Predecessor Fund’s current asset level, the Advisor’s advisory fee for the Fund would be 1.10%. The Trustees also considered that the Advisor would pay, out of its advisory fee, the licensing fee of 20 basis points for the Fund’s use of the Gapstow Index. The Trustees also considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed unitary management fee with those of other similar client accounts of the Advisor. The Trustees also observed that the Fund’s proposed unitary management fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The meeting materials indicated that the Fund’s estimated annual total expenses (net of fee waivers) of 1.25% were higher than the Peer Group and Fund Universe medians by 0.48% and 0.86%, respectively. The Board considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Board noted that the larger fund complexes allow those funds in the Peer Group to pass along economies of scale that the Advisor is currently unable to match. The Board also noted that the Advisor set the net expenses for the Fund at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Advisor to the Fund.

26

AXS Real Estate Income ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account the Predecessor Fund’s current assets. The Board determined that the Advisor’s anticipated profit level with respect to the Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its relationship with the Fund, other than the receipt of its unitary management fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Amended Advisory Agreement

In advance of the April 2023 Meeting, the Board received information about the Fund and the Amended Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Trustees considered that the Board of the Predecessor Fund had approved the Reorganization with the condition that the Advisor amend its contractual fee waiver so that the Fund’s total annual operating expenses (after fee waivers) would be lower than the Predecessor Fund’s total annual operating expenses (after fee waivers) for a period of two years from the date of Reorganization. The Trustees recalled that the Advisory Agreement had been approved for an initial two-year term at the July 2022 Meeting, but that the Fund had not yet commenced operations. The Trustees’ considerations regarding the initial approval of the Advisory Agreement are described above.

The Trustees considered that the Advisor had proposed the Amended Advisory Agreement, and the Trustees considered the Advisor’s representation that there would be no change in the quality or quantity of services for the Fund pursuant to the Amended Advisory Agreement. The Board and the Independent Trustees concluded that the proposed compensation payable to the Advisor under the Amended Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Advisor to the Fund.

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Amended Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Amended Advisory Agreement.

27

AXS Real Estate Income ETF

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on January 24, 2024 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the AXS Real Estate Income ETF series of the Trust (the “Fund”), pursuant to the Liquidity Rule. The Board has appointed AXS Investments LLC, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from August 26, 20231 through October 31, 2023 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions);
•	With respect to the AXS Real Estate Income ETF the Fund Program’s liquidity classification as an ETF or In-Kind ETF and the requirement to maintain this classification;
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s ability to meet redemption requests;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests;
•	The Fund’s compliance with the 15% limit of illiquid investments; and
•	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

1 The Fund reorganized into the Trust at the close of business August 25, 2023.

28

AXS Real Estate Income ETF

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2023	12/31/2023	7/1/23-12/31/23
Actual Performance	$1,000.00	$1,043.20	$5.01
Hypothetical (5% annual return before expenses)	1,000.00	1,020.30	4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

29

FUND INFORMATION

	TICKER	CUSIP
AXS Real Estate Income ETF	RINC	46144X 438

Privacy Principles of the AXS Real Estate Income ETF for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Real Estate Income ETF for its information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 984-2510 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 984-2510.

AXS Real Estate Income ETF

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 984-2510

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AXS Real Estate Income ETF	FYE 12/31/2023	FYE 6/30/2023*
Audit Fees	$14,500	$17,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$3,500
All Other Fees	N/A	N/A

*	The audit and tax fees were billed by Cohen & Company, Ltd..

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AXS Real Estate Income ETF	FYE 12/31/2023	FYE 6/30/2023*
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

*	The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement.

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

AXS Real Estate Income ETF	FYE 12/31/2023	FYE 6/30/2023*
Non-Audit Related Fees	N/A	N/A
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

*	The non-audit related fees billed by Cohen & Company, Ltd.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	3/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	3/8/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/8/2024